ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ in Millions, ¥ in Billions		1 Months Ended
	Jul. 22, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2025
Xinjiang Daqo Lvchuang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly	80.70%	72.68%	72.68%
Xinjiang Daqo Lvchuang | IPO
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net proceeds from issuance of shares	$ 935.0
Xinjiang Daqo Lvchuang | Private offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Gross proceeds from issuance of shares		$ 1,640.0	¥ 11
Xinjiang Daqo
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly				72.77%
Inner Mongolia Daqo New Energy
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly				72.77%